23 Sundry provisions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfSundryProvisionsLineItems [Line Items]
Sundry provisions	R$ 874,208	R$ 505,206
Sundry provisions, current	362,407	203,134
Sundry provisions, noncurrent	511,801	302,072
Recovery of environmental damage [member]
DisclosureOfSundryProvisionsLineItems [Line Items]
Sundry provisions	602,490	365,155
Provision for customers rebates [member]
DisclosureOfSundryProvisionsLineItems [Line Items]
Sundry provisions	123,465	84,110
Other [member]
DisclosureOfSundryProvisionsLineItems [Line Items]
Sundry provisions	R$ 148,253	R$ 55,941